Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.0%
Apparel — 2.6%
Crocs, Inc.*	6,401	$679,786
Tapestry, Inc.	7,505	528,427
		1,208,213
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	23,036	659,981
Banks — 11.5%
BankUnited, Inc.	12,481	429,846
Comerica, Inc.	9,024	532,957
First Bancorp	30,409	582,941
First Citizens BancShares, Inc., Class A	364	674,900
First Hawaiian, Inc.	21,765	531,937
Independent Bank Corp.	4,460	279,419
Texas Capital Bancshares, Inc.*	6,215	464,260
Walker & Dunlop, Inc.	5,051	431,153
Webster Financial Corp.	9,582	493,952
Wintrust Financial Corp.	4,944	556,002
Zions Bancorp NA	8,355	416,580
		5,393,947
Building Materials — 0.6%
Builders FirstSource, Inc.*	2,190	273,619
Chemicals — 1.2%
Avient Corp.	15,290	568,176
Commercial Services — 6.5%
ABM Industries, Inc.	9,350	442,816
ADT, Inc.	78,376	637,981
First Advantage Corp.*	3,552	50,048
GXO Logistics, Inc.*	12,130	474,040
Herc Holdings, Inc.	2,850	382,670
Robert Half, Inc.	10,609	578,721
WillScot Holdings Corp.	17,773	494,089
		3,060,365
Computers — 3.7%
Lumentum Holdings, Inc.*	9,082	566,172
NCR Atleos Corp.*	23,470	619,138
WNS Holdings Ltd.*	8,608	529,306
		1,714,616
Distribution & Wholesale — 1.1%
Core & Main, Inc., Class A*	10,590	511,603
Diversified Financial Services — 4.1%
Cboe Global Markets, Inc.	3,329	753,319
Invesco Ltd.	43,238	655,921
Stifel Financial Corp.	5,492	517,676
		1,926,916
Electric — 3.6%
IDACORP, Inc.	6,715	780,417
TXNM Energy, Inc.	17,000	909,160
		1,689,577
Electrical Components & Equipment — 0.7%
Belden, Inc.	3,172	317,993
	Number of Shares	Value†

Electronics — 2.2%
Avnet, Inc.	9,244	$444,544
TD SYNNEX Corp.	5,530	574,899
		1,019,443
Engineering & Construction — 2.2%
Fluor Corp.*	13,651	488,979
MasTec, Inc.*	4,564	532,664
		1,021,643
Environmental Control — 1.4%
Pentair PLC	7,620	666,598
Food — 1.6%
Nomad Foods Ltd.	37,303	733,004
Hand & Machine Tools — 1.1%
Regal Rexnord Corp.	4,723	537,714
Healthcare Products — 2.7%
Avantor, Inc.*	35,354	573,088
Envista Holdings Corp.*	22,100	381,446
Integer Holdings Corp.*	341	40,241
Integra LifeSciences Holdings Corp.*	13,150	289,169
		1,283,944
Healthcare Services — 3.8%
Encompass Health Corp.	7,956	805,784
ICON PLC*	3,370	589,716
Pediatrix Medical Group, Inc.*	27,017	391,476
		1,786,976
Home Builders — 0.5%
Taylor Morrison Home Corp.*	3,795	227,852
Home Furnishings — 0.9%
MillerKnoll, Inc.	22,939	439,053
Household Products & Wares — 1.0%
WD-40 Co.	1,942	473,848
Insurance — 3.7%
American Financial Group, Inc.	5,164	678,240
Kemper Corp.	4,320	288,792
The Hanover Insurance Group, Inc.	4,469	777,382
		1,744,414
Internet — 3.5%
Criteo S.A., ADR*	17,003	602,076
F5, Inc.*	2,470	657,687
Gen Digital, Inc.	14,207	377,054
		1,636,817
Leisure Time — 0.8%
Brunswick Corp.	7,040	379,104
Machinery — Diversified — 2.0%
CNH Industrial N.V.	41,220	506,182
The Middleby Corp.*	2,948	448,037
		954,219

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — 1.2%
Nexstar Media Group, Inc.	3,244	$581,390
Mining — 1.3%
Cameco Corp.	14,471	595,626
Miscellaneous Manufacturing — 1.2%
JBT Marel Corp.	4,503	550,267
Oil & Gas — 3.8%
HF Sinclair Corp.	4,996	164,268
Magnolia Oil & Gas Corp., Class A	23,461	592,625
Matador Resources Co.	11,550	590,089
Northern Oil & Gas, Inc.	14,620	441,963
		1,788,945
Packaging and Containers — 1.5%
Graphic Packaging Holding Co.	27,860	723,246
Real Estate — 1.6%
Jones Lang LaSalle, Inc.*	2,930	726,376
Retail — 7.0%
AutoNation, Inc.*	3,860	625,011
Bath & Body Works, Inc.	21,315	646,271
BJ's Wholesale Club Holdings, Inc.*	9,060	1,033,746
Dine Brands Global, Inc.	6,841	159,190
Dollar Tree, Inc.*	2,520	189,176
Group 1 Automotive, Inc.	1,686	643,968
		3,297,362
Semiconductors — 2.5%
Amkor Technology, Inc.	17,041	307,761
FormFactor, Inc.*	15,353	434,336
IPG Photonics Corp.*	7,110	448,925
		1,191,022
Software — 2.7%
ACI Worldwide, Inc.*	9,451	517,064
Commvault Systems, Inc.*	1,900	299,744
Nice Ltd., ADR*	3,000	462,510
		1,279,318
Telecommunications — 0.9%
Calix, Inc.*	12,061	427,442
Transportation — 2.9%
ArcBest Corp.	7,381	520,951
C.H. Robinson Worldwide, Inc.	8,160	835,584
		1,356,535
TOTAL COMMON STOCKS (Cost $42,523,927)		42,747,164

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Apartments — 1.6%
Independence Realty Trust, Inc.	34,710	736,893
Diversified — 0.6%
Broadstone Net Lease, Inc.	17,428	296,973
	Number of Shares	Value†

Healthcare — 1.0%
American Healthcare REIT, Inc.	15,910	$482,073
Hotels & Resorts — 0.8%
Ryman Hospitality Properties, Inc.	3,803	347,746
Industrial — 2.1%
First Industrial Realty Trust, Inc.	8,467	456,879
STAG lndustrial, Inc.	14,537	525,077
		981,956
Office Property — 1.3%
COPT Defense Properties	21,850	595,850
Storage & Warehousing — 0.6%
CubeSmart	6,750	288,293
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,787,882)		3,729,784

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $387,517)	387,517	387,517
TOTAL INVESTMENTS — 99.8% (Cost $46,699,326)		$46,864,465
Other Assets & Liabilities — 0.2%		113,738
TOTAL NET ASSETS — 100.0%		$46,978,203

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2025††
United States	89%
United Kingdom	4
France	2
Canada	1
Ireland	1
Puerto Rico	1
India	1
Israel	1
Total	100%
††	% of total investments as of March 31, 2025.

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